WARRANTS (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Outstanding at beginning	83	129
Outstanding at beginning	$ 225,842	$ 861.515
Granted
Granted
Forfeited	(12)	(46)
Forfeited	$ 787,500	$ 2,008,492
Outstanding at ending	1 year	1 year 9 months 18 days
Outstanding at ending	53	83
Outstanding at ending	$ 5,033	$ 225,842
Exercisable at ending	53
Exercisable at ending	$ 5,033
Exercisable at ending	1 year